Consolidated Statements of Operations (Unaudited)	12 Months Ended
Mar. 31, 2017 USD ($) $ / shares shares
Income Statement [Abstract]
Revenue	$ 225,000
Operating expenses:
Selling, general and administrative	5,349,801
Related party expenses	360,000
Total operating expenses	5,709,801
Loss from operations	(5,484,801)
Other income (expense):
Interest expense, net	(512,152)
Other income	6,667
Fair value of warrants issued for note extension and inducement to convert	(2,002,977)
Earnings from investment in OCHL	132,832
Fair value of warrants and beneficial conversion features on debt conversion	(3,248,948)
Fair value of beneficial conversion feature	(136,936)
Impairment of note receivable - related party	(213,331)
Loss on sale of investment in OCHL	(2,790,073)
Total other income (expense)	(8,764,918)
Net loss	$ (14,249,719)
Net loss per share - basic and diluted | $ / shares	$ (0.44)
Weighted average common shares - basic and diluted | shares	32,532,069